Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives
Property and buildings	3-40 years
Machinery	1-15 years
Operating equipment	3-7 years
Office and other equipment	2-15 years
Leasehold improvements	1-20 years

Schedule of Intangible Assets are Amortized Estimated Economic Useful Lives	Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:
Category	Estimated useful lives
Trade mark	25 years
Software	2-10 years

Schedule of Disaggregates the Group’s Revenue Categories

The following table disaggregates the Group’s revenue categories for the years ended December 31, 2024 and 2023:

	For the Years Ended December 31,
	2024	2023
Sales of golf shafts	$35,315,363	$27,825,905
Sales of sports accessories, food and beverage	935,593	904,644
Software service	248,688	-
Total revenues	$36,499,644	$28,730,549

Schedule of Disaggregation of Revenue by Customer Location

The following table sets forth disaggregation of revenue by customer location.

	For the Years Ended December 31,
	2024	2023
Primary geographical markets
United States	$18,877,162	$16,707,660
Vietnam	4,263,006	2,860,192
China mainland	3,960,825	2,644,342
Mexico	3,015,173	1,130,696
Taiwan	2,478,429	1,865,032
Japan	1,729,559	1,746,123
Europe	1,159,928	824,563
Others	1,015,562	951,941
Total	$36,499,644	$28,730,549

Schedule of Translation of Foreign Currencies Exchange Rates

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	For the Years Ended December 31,
	2024	2023
Period end USD: TWD exchange rate	32.7900	30.6200
Average USD: TWD exchange rate	32.1064	31.1525
Period end USD: JPY exchange rate	157.3700	140.9200
Average USD: JPY exchange rate	151.4551	140.5001

Schedule of Long-Lived Assets by Geographic Segment	The following table presents long-lived assets by geographic segment as of December 31, 2024 and 2023.
	December 31,
	2024	2023
Taiwan	$18,535,163	$18,666,589
US	9,170,946	10,634,130
Japan	2,375,236	1,164,640
Total	$30,081,345	$30,465,359

Schedule of Consolidated Statements of Operations and Comprehensive Loss

Extract from the consolidated statements of operations and comprehensive loss

	As Previously Reported	Adjustment	As Restated
General and administrative expenses	$5,279,397	$559,572	$5,838,969
Loss before income tax	(2,359,110)	(559,572)	(2,918,682)
Income tax benefit	(123,151)	(627,920)	(751,071)
Loss for the year	(2,235,959)	68,348	(2,167,611)
Total comprehensive loss for the year	$(2,262,584)	$68,348	$(2,194,236)

Schedule of Consolidated Balance Sheets

Extract from the consolidated balance sheets

	As Previously Reported	Adjustment	As Restated
Prepaid expenses and other current assets	$1,784,363	$(655,565)	$1,128,798
Current tax asset	-	95,993	95,993
Total current assets	1,784,363	(559,572)	1,224,791

Deferred tax asset	1,012,780	136,469	1,149,249
Prepayment and other non-current assets	593,473	491,451	1,084,924
Total non-current assets	32,267,167	627,920	32,895,087

Net assets	27,424,065	68,348	27,492,413

EQUITY
Retained earnings	6,241,945	68,348	6,310,293
TOTAL EQUITY	$27,424,065	$68,348	$27,492,413